Loans Payable (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016
Debt Disclosure [Abstract]
Schedule of Loans Payable and Long-Term Debt

		Total
	Maturity Date	Facility Amount	September 30, 2016	June 30, 2016
Convertible Debentures (the "Debentures"), net of discount	7/11/2017	$4,444	$3,155	$—
Secured Convertible Promissory Note (the "Secured Convertible Note")	7/8/2017	3,000	3,500	—
Line of Credit Promissory Note (the "Note")	10/24/2017	20,000	—	19,716
Line of Credit Grid Note (the "Grid Note")	12/31/2016	10,000	900	4,563
Secured Line of Credit (the "Secured Revolving Loan I")	12/31/2016	1,500	—	1,500
Secured Line of Credit (the "Secured Revolving Line of Credit")	12/31/2016	500	—	500
Secured Revolving Loan (the "Secured Revolving Loan")	12/31/2016	500	—	500
Secured Revolving Loan II (the "Secured Revolving Loan II")	12/31/2016	500	—	500
Secured Revolving Loan III (the "Secured Revolving Revolving Loan III")	12/31/2016	1,200	—	135
Convertible Promissory Note (the "RI Convertible Note")	12/31/2016	300	300	300
MGT Promissory Notes (the "MGT Promissory Notes")	7/31/2016	2,109	943	943
Kuusamo Promissory Notes (the "Kuusamo Promissory Notes")	3/8/2016	141	55	55
Total Loans Payable, net			$8,853	$28,712

		Total	Outstanding Balances
Facility Name	Maturity Date	Facility Amount	June 30, 2016	June 30, 2015

Term Loan Agreement ("DB Line")	Retired	$15,000	$—	$—
Line of Credit Promissory Note (the "Note")	10/24/2017	20,000	19,716	19,516
Unsecured Demand Loans (the "Loans")	On Demand	—	—	1,575
Line of Credit Grid Note (the "Grid Note")	12/31/2016	10,000	4,563	3,000
Secured Line of Credit (the "Secured Revolving Loan I")	12/31/2016	1,500	1,500	—
Secured Line of Credit (the "Secured Revolving Line of Credit")	12/31/2016	500	500	—
Secured Revolving Loan (the "Secured Revolving Loan")	12/31/2016	500	500	—
Secured Revolving Loan II (the "Secured Revolving Loan II")	12/31/2016	500	500	—
Secured Revolving Loan III (the "Secured Revolving Revolving Loan III")	12/31/2016	1,200	135	—
Convertible Promissory Note (the "RI Convertible Note")	12/31/2016	300	300	—
MGT Promissory Notes (the "MGT Promissory Notes")	7/31/2016	2,109	943	—
Kuusamo Promissory Notes (the "Kuusamo Promissory Notes")	3/8/2016	141	55	—
Total Loans Payable			$28,712	$24,091

Schedule of Long-term Debt Instruments
During the year ended June 30, 2015, Mr. Sillerman made the following demand loans (the "Loans") to the Company:

Date	Amount

December 19, 2014	$2,000
January 14, 2015	2,000
January 30, 2015	2,000
February 13, 2015	750
February 26, 2015	1,000
March 2, 2015	1,000
March 16, 2015	3,000
April 20, 2015	1,000
May 5, 2015	500
May 14, 2015	325
Total	$13,575